Employee Compensation (Tables)	3 Months Ended
Jan. 31, 2021
Text Block [Abstract]
Summary of Ranges of Values used for each Option Pricing Assumption
To determine the fair value of the stock option tranches (i.e. the portion that vests each year) on the grant date, the following ranges of values were used for each option pricing assumption:

For stock options granted during the three months ended	January 31, 2021	January 31, 2020
Expected dividend yield	4.9%	4.3%
Expected share price volatility	20.6% - 20.7%	15.4%
Risk-free rate of return	1.0%	1.9% - 2.0%
Expected period until exercise (in years)	6.5 - 7.0	6.5 - 7.0
Exercise price ($)	97.14	101.47

Summary of Pension and Other Employee Future Benefit Expenses
Pension and Other Employee Future Benefit Expenses
Pension and other employee future benefit expenses are determined as follows:

(Canadian $ in millions)
	Pension benefit plans		Other employee future benefit plans
For the three months ended	January 31, 2021	January 31, 2020	January 31, 2021	January 31, 2020
Current service cost	67	62	2	3
Net interest (income) expense on net defined benefit (asset) liability	2	-	8	8
Administrative expenses	1	1	-	-
Benefits expense	70	63	10	11
Canada and Quebec pension plan expense	23	24	-	-
Defined contribution expense	59	61	-	-
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income	152	148	10	11